Sales Revenue - Summary of Reconciliation of the Disaggregated Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		¥ 3,688,785	¥ 3,771,569	¥ 10,677,013	¥ 9,546,713
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3,688,785	3,771,569	10,677,013	9,546,713
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3,750,992	3,833,025	10,851,198	9,723,712
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		578,366	490,857	1,602,096	1,258,173
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,388,753	2,638,115	6,823,677	6,360,937
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		672,611	617,646	2,116,459	1,863,161
Operating segments [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		111,262	86,407	308,966	241,441
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		3,337,412	3,441,947	9,625,416	8,550,734
Revenue arising from the other sources	[1]	351,373	329,622	1,051,597	995,979
Total		3,688,785	3,771,569	10,677,013	9,546,713
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		577,197	490,728	1,600,562	1,256,492
Revenue arising from the other sources	[1]	1,169	129	1,534	1,681
Total		578,366	490,857	1,602,096	1,258,173
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,330,998	2,583,041	6,661,900	6,197,245
Revenue arising from the other sources	[1]	2,390	2,149	6,757	10,483
Total		2,333,388	2,585,190	6,668,657	6,207,728
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		323,996	287,353	1,071,164	870,099
Revenue arising from the other sources	[1]	347,781	327,196	1,043,171	983,542
Total		671,777	614,549	2,114,335	1,853,641
Operating segments [member] | External customers [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		105,221	80,825	291,790	226,898
Revenue arising from the other sources	[1]	33	148	135	273
Total		105,254	80,973	291,925	227,171
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		424,666	402,095	1,200,716	1,133,155
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		24,897	19,699	78,716	63,671
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		341,810	334,622	964,125	936,043
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		35,397	30,291	100,930	91,615
Operating segments [member] | External customers [member] | Japan [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		22,562	17,483	56,945	41,826
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,582,282	1,816,130	4,875,663	4,428,781
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		62,516	48,628	176,848	143,742
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,192,577	1,478,347	3,610,940	3,408,131
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		288,582	257,062	970,204	778,483
Operating segments [member] | External customers [member] | North America [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		38,607	32,093	117,671	98,425
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		120,929	112,901	439,714	346,561
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		36,689	22,540	149,675	93,641
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		66,695	76,339	238,051	213,196
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		17,545	14,022	51,988	39,724
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,036,037	969,170	2,626,930	2,310,148
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		363,817	335,336	942,846	802,575
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		652,468	621,458	1,636,675	1,472,728
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		17		30	1
Operating segments [member] | External customers [member] | Asia [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		19,735	12,376	47,379	34,844
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		173,498	141,651	482,393	332,089
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		89,278	64,525	252,477	152,863
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		77,448	72,275	212,109	167,147
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		¥ 6,772	¥ 4,851	¥ 17,807	¥ 12,079

[1]	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.